UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Investment Company of America®
Investment portfolio

March 31, 2010
unaudited

Common stocks — 91.02%	Shares	Value (000)

ENERGY — 9.79%
Baker Hughes Inc.	10,945,000	$512,664
BP PLC	43,688,567	413,597
Canadian Natural Resources, Ltd.	648,200	48,000
Chevron Corp.	6,882,278	521,883
ConocoPhillips	22,420,840	1,147,274
Devon Energy Corp.	2,865,000	184,592
Diamond Offshore Drilling, Inc.	3,075,000	273,091
Eni SpA	4,640,000	109,064
Eni SpA (ADR)	770,000	36,136
Halliburton Co.	800,000	24,104
Hess Corp.	3,228,100	201,918
Marathon Oil Corp.	6,453,300	204,182
Royal Dutch Shell PLC, Class A (ADR)	16,470,000	952,954
Royal Dutch Shell PLC, Class B	4,793,265	132,151
Royal Dutch Shell PLC, Class B (ADR)	2,925,498	161,868
Schlumberger Ltd.	15,949,999	1,012,187
TOTAL SA	3,000,000	174,482
		6,110,147

MATERIALS — 2.52%
Air Products and Chemicals, Inc.	2,508,600	185,511
Akzo Nobel NV	1,500,000	85,647
Alcoa Inc.	1,676,400	23,872
Barrick Gold Corp.	7,150,000	274,131
Dow Chemical Co.	2,450,000	72,447
E.I. du Pont de Nemours and Co.	2,700,000	100,548
MeadWestvaco Corp.	4,085,000	104,372
Monsanto Co.	2,167,400	154,796
Newmont Mining Corp.	4,790,000	243,955
POSCO	136,000	63,479
United States Steel Corp.	4,160,000	264,243
		1,573,001

INDUSTRIALS — 11.66%
3M Co.	4,599,265	384,361
Boeing Co.	17,015,000	1,235,459
CSX Corp.	11,581,000	589,473
Cummins Inc.	3,000,000	185,850
Deere & Co.	2,800,000	166,488
FedEx Corp.	1,500,000	140,100
General Dynamics Corp.	9,985,800	770,904
General Electric Co.	24,145,000	439,439
Illinois Tool Works Inc.	6,400,000	303,104
Lockheed Martin Corp.	5,250,000	436,905
Norfolk Southern Corp.	2,673,100	149,399
R.R. Donnelley & Sons Co.	3,600,000	76,860
Raytheon Co.	2,399,800	137,077
Siemens AG	1,665,000	167,066
Southwest Airlines Co.	13,000,000	171,860
Tyco International Ltd.	2,115,000	80,899
Union Pacific Corp.	11,204,800	821,312
United Parcel Service, Inc., Class B	2,250,000	144,922
United Technologies Corp.	10,040,000	739,044
Waste Management, Inc.	4,000,000	137,720
		7,278,242

CONSUMER DISCRETIONARY — 8.77%
Best Buy Co., Inc.	6,472,300	275,332
Carnival Corp., units	9,450,000	367,416
CBS Corp., Class B, nonvoting shares	14,500,000	202,130
Comcast Corp., Class A	6,000,000	112,920
Daimler AG	960,000	45,279
Harley-Davidson, Inc.	3,325,000	93,333
Home Depot, Inc.	11,270,000	364,584
Honda Motor Co., Ltd.	6,310,200	223,047
Johnson Controls, Inc.	10,991,800	362,619
Limited Brands, Inc.	10,687,743	263,132
Lowe’s Companies, Inc.	13,500,000	327,240
McDonald’s Corp.	7,150,000	477,048
McGraw-Hill Companies, Inc.	2,350,000	83,778
News Corp., Class A	5,890,000	84,875
Omnicom Group Inc.	2,595,000	100,712
Staples, Inc.	9,400,000	219,866
Target Corp.	12,997,000	683,642
Time Warner Cable Inc.	4,662,727	248,570
Time Warner Inc.	17,415,667	544,588
TJX Companies, Inc.	3,000,000	127,560
Toyota Motor Corp.	6,550,000	262,744
		5,470,415

CONSUMER STAPLES — 11.08%
Altria Group, Inc.	21,625,000	443,745
Avon Products, Inc.	13,852,000	469,167
Coca-Cola Co.	5,145,000	282,975
Colgate-Palmolive Co.	1,500,000	127,890
ConAgra Foods, Inc.	5,521,100	138,414
CVS/Caremark Corp.	8,500,000	310,760
General Mills, Inc.	1,960,000	138,748
H.J. Heinz Co.	2,750,000	125,428
Kellogg Co.	2,770,000	148,001
Kimberly-Clark Corp.	1,500,000	94,320
Kraft Foods Inc., Class A	18,609,168	562,741
Molson Coors Brewing Co., Class B	8,250,000	346,995
PepsiCo, Inc.	14,165,000	937,156
Philip Morris International Inc.	37,305,000	1,945,829
Procter & Gamble Co.	2,635,000	166,717
Reynolds American Inc.	666,666	35,987
Sara Lee Corp.	5,000,000	69,650
Sysco Corp.	2,450,000	72,275
Walgreen Co.	9,136,100	338,858
Wal-Mart Stores, Inc.	2,900,000	161,240
		6,916,896

HEALTH CARE — 8.14%
Abbott Laboratories	13,435,000	707,756
Aetna Inc.	7,500,000	263,325
Amgen Inc.1	1,840,792	110,006
Bayer AG	950,000	64,380
Eli Lilly and Co.	7,700,000	278,894
Johnson & Johnson	3,100,000	202,120
Medtronic, Inc.	12,862,500	579,198
Merck & Co., Inc.	44,146,869	1,648,885
Novartis AG (ADR)	921,556	49,856
Pfizer Inc	25,502,980	437,376
Roche Holding AG	3,052,500	496,507
UnitedHealth Group Inc.	7,500,000	245,025
		5,083,328

FINANCIALS — 6.88%
American International Group, Inc.1	141,955	4,846
AXA SA	5,345,418	119,135
Banco Santander, SA	57,427,912	764,681
Banco Santander, SA (ADR)	7,100,000	94,217
Bank of America Corp.	43,437,935	775,367
Bank of New York Mellon Corp.	10,100,000	311,888
BNP Paribas SA	2,200,000	169,274
Capital One Financial Corp.	7,500,000	310,575
Citigroup Inc.1	62,984,615	255,088
HSBC Holdings PLC (ADR)	1,529,416	77,526
HSBC Holdings PLC (United Kingdom)	4,869,240	49,395
JPMorgan Chase & Co.	10,845,000	485,314
Moody’s Corp.	5,575,800	165,880
PNC Financial Services Group, Inc.	1,200,000	71,640
Société Générale	1,363,823	85,937
State Street Corp.	2,359,100	106,490
Wells Fargo & Co.	14,430,000	449,061
		4,296,314

INFORMATION TECHNOLOGY — 21.83%
Accenture PLC, Class A	9,650,000	404,818
Analog Devices, Inc.	2,300,000	66,286
Applied Materials, Inc.	3,525,000	47,517
Automatic Data Processing, Inc.	5,371,043	238,850
Canon, Inc.	770,000	35,712
Cisco Systems, Inc.1	19,920,400	518,528
Corning Inc.	23,000,000	464,830
Flextronics International Ltd.1	17,000,000	133,280
Google Inc., Class A1	1,531,480	868,364
Hewlett-Packard Co.	26,440,000	1,405,286
HTC Corp.	10,615,000	124,115
Intel Corp.	31,754,700	706,860
International Business Machines Corp.	5,285,000	677,801
KLA-Tencor Corp.	6,726,900	207,996
Linear Technology Corp.	8,320,000	235,290
Maxim Integrated Products, Inc.	6,547,700	126,960
Microsoft Corp.	85,560,800	2,504,365
Nokia Corp.	24,200,000	377,578
Nokia Corp. (ADR)	5,652,400	87,838
Oracle Corp.	80,310,100	2,063,166
QUALCOMM Inc.	4,835,000	203,022
SAP AG	3,200,000	155,282
Taiwan Semiconductor Manufacturing Co. Ltd.	95,036,325	184,202
Telefonaktiebolaget LM Ericsson, Class B	22,045,023	233,227
Texas Instruments Inc.	26,432,500	646,803
Xerox Corp.	2,682,965	26,159
Xilinx, Inc.	8,954,500	228,340
Yahoo! Inc.1	39,658,200	655,550
		13,628,025

TELECOMMUNICATION SERVICES — 4.64%
AT&T Inc.	77,556,500	2,004,060
Deutsche Telekom AG	750,000	10,185
France Télécom SA	6,220,000	149,105
Qwest Communications International Inc.	77,780,000	406,012
Verizon Communications Inc.	10,500,000	325,710
		2,895,072

UTILITIES — 3.64%
Dominion Resources, Inc.	13,123,824	539,520
Exelon Corp.	13,360,600	585,328
FirstEnergy Corp.	6,443,500	251,876
FPL Group, Inc.	300,000	14,499
GDF Suez	10,860,324	420,311
PPL Corp.	1,798,000	49,823
Public Service Enterprise Group Inc.	10,000,000	295,200
RWE AG	1,300,000	115,401
		2,271,958

MISCELLANEOUS — 2.07%
Other common stocks in initial period of acquisition		1,292,802

Total common stocks (cost: $46,950,812,000)		56,816,200

Preferred stocks — 0.29%

FINANCIALS — 0.29%
JPMorgan Chase & Co., Series I, 7.90%2	84,861,000	90,776
PNC Preferred Funding Trust I 6.517%2,3	14,900,000	12,536
PNC Preferred Funding Trust III 8.70%2,3	34,000,000	35,729
Wachovia Capital Trust III 5.80%2	13,305,000	11,409
Wells Fargo & Co., Series K, 7.98%2	30,187,000	31,697

Total preferred stocks (cost: $139,719,000)		182,147

		Value
Warrants — 0.00%	Shares	(000)

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,4	3,071,428	$—

Total warrants (cost: $11,770,000)		—

	Shares or
Convertible securities — 0.19%	principal amount

CONSUMER DISCRETIONARY — 0.03%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	106,720	17,739

FINANCIALS — 0.07%
American International Group, Inc. 8.50% convertible preferred 2011, units	4,211,826	43,045
Fannie Mae, Series 2004-1, 5.375% convertible preferred1	820	1,845
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred1	1,218,000	1,948
		46,838

TELECOMMUNICATION SERVICES — 0.09%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$50,000,000	56,500

Total convertible securities (cost: $511,329,000)		121,077

	Principal amount
Bonds & notes — 2.12%	(000)

ENERGY — 0.04%
Apache Corp. 6.90% 2018	$10,000	11,720
Chevron Corp. 4.95% 2019	10,000	10,586
		22,306

MATERIALS — 0.09%
BHP Billiton Finance (USA) Ltd. 5.50% 2014	14,660	16,146
Dow Chemical Co. 8.55% 2019	20,000	24,235
Rio Tinto Finance (USA) Ltd. 5.875% 2013	10,000	11,000
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	4,859
		56,240

INDUSTRIALS — 0.18%
Burlington Northern Santa Fe Corp. 5.75% 2018	10,000	10,721
CSX Corp. 6.25% 2015	5,000	5,599
CSX Corp. 7.375% 2019	11,480	13,400
Honeywell International Inc. 5.00% 2019	8,090	8,429
Lockheed Martin Corp. 7.65% 2016	1,870	2,253
Lockheed Martin Corp. 4.25% 2019	7,000	6,781
Norfolk Southern Corp. 5.75% 2018	10,000	10,751
Norfolk Southern Corp. 5.90% 2019	5,000	5,412
PACCAR Inc, Series A, 6.875% 2014	5,000	5,710
Raytheon Co. 4.40% 2020	6,055	5,980
Union Pacific Corp. 5.125% 2014	11,495	12,320
Union Pacific Corp. 6.125% 2020	10,000	10,859
United Technologies Corp. 4.50% 2020	5,475	5,511
Waste Management, Inc. 6.375% 2015	10,000	11,202
		114,928

CONSUMER DISCRETIONARY — 0.21%
Comcast Corp. 6.30% 2017	20,120	22,201
Hasbro, Inc. 6.125% 2014	11,250	12,355
Johnson Controls, Inc. 5.50% 2016	5,160	5,531
Kohl’s Corp. 6.25% 2017	7,500	8,357
News America Inc. 6.90% 2019	16,315	18,573
Staples, Inc. 9.75% 2014	15,000	18,200
Time Warner Cable Inc. 6.20% 2013	2,845	3,142
Time Warner Cable Inc. 8.25% 2019	15,320	18,569
Time Warner Inc. 5.875% 2016	10,000	10,940
Walt Disney Co. 5.50% 2019	10,000	10,879
		128,747

CONSUMER STAPLES — 0.15%
Altria Group, Inc. 9.25% 2019	10,000	12,171
British American Tobacco International Finance PLC 9.50% 20183	10,000	12,971
Coca-Cola Co. 4.875% 2019	10,000	10,419
ConAgra Foods, Inc. 5.875% 2014	10,000	10,989
CVS Caremark Corp. 6.60% 2019	15,335	17,174
Kraft Foods Inc. 2.625% 2013	5,110	5,152
Kraft Foods Inc. 5.375% 2020	10,000	10,183
Tesco PLC 5.50% 20173	10,506	11,275
		90,334

HEALTH CARE — 0.21%
Abbott Laboratories 5.125% 2019	25,000	26,381
Aetna Inc. 5.75% 2011	1,961	2,056
Aetna Inc. 7.875% 2011	865	917
Cardinal Health, Inc. 4.00% 2015	10,000	10,076
Cardinal Health, Inc. 5.80% 2016	14,625	15,429
Cardinal Health, Inc. 5.85% 2017	3,715	3,949
Novartis Securities Investment Ltd. 5.125% 2019	10,000	10,618
Pfizer Inc. 6.20% 2019	10,000	11,314
Roche Holdings Inc. 5.00% 20143	10,000	10,833
Roche Holdings Inc. 6.00% 20193	10,000	11,094
WellPoint, Inc. 5.875% 2017	15,000	16,129
WellPoint, Inc. 7.00% 2019	12,200	13,858
		132,654

FINANCIALS — 0.24%
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	15,000	16,352
American Express Co. 7.00% 2018	7,660	8,714
Bank of America Corp. 5.75% 2017	10,000	10,269
Boston Properties, Inc. 5.875% 2019	10,000	10,400
Capital One Capital III 7.686% 20362	6,365	6,110
Capital One Capital IV 6.745% 20372	10,305	8,991
Citigroup Inc. 6.125% 2017	10,000	10,302
JPMorgan Chase & Co. 6.00% 2018	10,000	10,874
JPMorgan Chase & Co. 4.95% 2020	5,000	4,967
MetLife Global Funding 5.125% 20143	7,000	7,421
Metropolitan Life Global Funding I, 5.125% 20133	3,335	3,583
National City Corp. 5.80% 2017	1,350	1,406
National City Corp. 6.875% 2019	3,050	3,395
PNC Funding Corp. 0.449% 20142	10,000	9,614
PNC Funding Corp. 5.40% 2014	7,725	8,304
PNC Funding Corp., Series II, 6.113% (undated)2,3	5,000	3,939
Northern Trust Corp. 4.625% 2014	5,650	6,015
Simon Property Group, LP 6.75% 2014	3,000	3,285
Simon Property Group, LP 4.20% 2015	2,600	2,609
Simon Property Group, LP 5.25% 2016	5,875	5,830
Simon Property Group, LP 6.10% 2016	1,625	1,713
Simon Property Group, LP 6.125% 2018	1,680	1,741
SLM Corp., Series A, 5.125% 2012	1,000	994
SLM Corp., Series A, 5.00% 2013	3,005	2,873
SLM Corp., Series A, 5.375% 2013	1,905	1,883
		151,584

INFORMATION TECHNOLOGY — 0.02%
Cisco Systems, Inc. 4.95% 2019	10,000	10,418

TELECOMMUNICATION SERVICES — 0.06%
AT&T Inc. 4.85% 2014	10,000	10,746
AT&T Inc. 5.50% 2018	10,000	10,634
Verizon Communications Inc. 5.55% 2014	10,000	10,938
Vodafone Group PLC 5.625% 2017	7,500	8,037
		40,355

UTILITIES — 0.02%
FirstEnergy Solutions Corp. 4.80% 2015	4,000	4,098
PG&E Corp. 5.75% 2014	8,000	8,747
		12,845

MORTGAGE-BACKED OBLIGATIONS5 — 0.56%
Fannie Mae 4.50% 2023	34,613	35,931
Fannie Mae 5.50% 2024	16,510	17,669
Fannie Mae 4.00% 2024	18,769	19,077
Fannie Mae 4.00% 2024	14,531	14,769
Fannie Mae 4.00% 2025	14,830	15,074
Fannie Mae 6.00% 2037	841	895
Fannie Mae 6.00% 2037	85,584	90,709
Fannie Mae 5.50% 2038	17,993	18,946
Fannie Mae 6.00% 2038	9,158	9,707
Fannie Mae 4.50% 2040	14,935	14,991
Freddie Mac 5.00% 2038	39,767	41,100
Freddie Mac 5.50% 2038	53,275	56,274
Government National Mortgage Assn. 4.00% 2039	14,933	14,601
		349,743

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 0.34%
Federal Home Loan Bank 3.625% 2013	50,000	52,707
Freddie Mac 1.50% 2011	5,000	5,033
Freddie Mac 2.125% 2012	10,000	10,169
U.S. Treasury 1.125% 2011	10,000	10,045
U.S. Treasury 4.25% 2012	15,000	16,095
U.S. Treasury 3.875% 2013	10,000	10,673
U.S. Treasury 4.25% 2013	15,000	16,236
U.S. Treasury 1.875% 2014	20,000	19,834
U.S. Treasury 4.125% 2015	10,000	10,757
U.S. Treasury 3.25% 2017	15,000	14,978
U.S. Treasury 3.625% 2020	10,000	9,830
U.S. Treasury 8.00% 2021	20,000	27,258
U.S. Treasury 4.50% 2039	10,000	9,658
		213,273

Total bonds & notes (cost: $1,229,535,000)		1,323,427

Short-term securities — 6.35%

Bank of America Corp. 0.17% due 4/23/2010	87,800	87,790
Coca-Cola Co. 0.17%–0.23% due 5/11–5/17/20103	77,800	77,786
Fannie Mae 0.13%–0.54% due 5/12–12/1/2010	753,495	752,743
Federal Farm Credit Banks 0.27%–0.36% due 5/25–8/16/2010	165,000	164,910
Federal Home Loan Bank 0.095%–0.58% due 4/1–10/8/2010	399,400	399,210
Freddie Mac 0.08%–0.43% due 4/6–9/20/2010	1,719,000	1,718,011
General Electric Capital Corp. 0.18%–0.19% due 4/26–4/28/2010	75,000	74,989
General Electric Co. 0.05% due 4/1/2010	50,000	50,000
Hewlett-Packard Co. 0.16% due 4/30/20103	23,500	23,497
Honeywell International Inc. 0.12% due 4/1/20103	8,100	8,100
Johnson & Johnson 0.20% due 5/25/20103	9,600	9,598
Paccar Financial Corp. 0.14%–0.16% due 4/13–5/13/2010	56,600	56,592
Private Export Funding Corp. 0.15% due 5/11/20103	25,000	24,996
Ranger Funding Co. LLC 0.20% due 5/24/20103	50,000	49,986
Straight-A Funding LLC 0.17%–0.22% due 4/8–6/9/20103	135,197	135,173
U.S. Treasury Bills 0.095%–0.532% due 4/22–8/26/2010	328,100	327,964

Total short-term securities (cost: $3,960,943,000)		3,961,345

Total investment securities (cost: $52,804,108,000)		62,404,196
Other assets less liabilities		20,721

Net assets		$62,424,917

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Coupon rate may change periodically.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $438,517,000, which represented .70% of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities represented less than .01% of the net assets of the fund.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Energy	$6,110,147	$—	$—	$6,110,147
Materials	1,573,001	—	—	1,573,001
Industrials	7,278,242	—	—	7,278,242
Consumer discretionary	5,470,415	—	—	5,470,415
Consumer staples	6,916,896	—	—	6,916,896
Health care	5,083,328	—	—	5,083,328
Financials	4,296,314	—	—	4,296,314
Information technology	13,628,025	—	—	13,628,025
Telecommunication services	2,895,072	—	—	2,895,072
Utilities	2,271,958	—	—	2,271,958
Miscellaneous	1,292,802	—	—	1,292,802
Preferred stocks	—	182,147	—	182,147
Convertible securities	44,993	76,084	—	121,077
Bonds & notes	—	1,323,427	—	1,323,427
Short-term securities	—	3,961,345	—	3,961,345
Total	$56,861,193	$5,543,003	$—	$62,404,196

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$14,086,360
Gross unrealized depreciation on investment securities	(4,468,442)
Net unrealized appreciation on investment securities	9,617,918
Cost of investment securities for federal income tax purposes	52,786,278

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-904-0510O-S21519

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: May 28, 2010

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: May 28, 2010